Share Capital - Summary of Changes in Stock Option (Details)	6 Months Ended	12 Months Ended
	Oct. 31, 2025 shares $ / shares	Apr. 30, 2025 shares $ / shares	Apr. 30, 2024 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Outstanding, Beginning balance | shares	1,927,925	1,521,367
Number of options, Granted | shares	0	799,767
Number of option, Expired | shares	(263,558)	(159,021)
Number of options, Forfeited | shares	0	(234,188)
Number of options, Outstanding | shares	1,664,367	1,927,925	1,521,367
Number of options, Unvested | shares	(483,882)
Number of options, Exercisable | shares	1,180,485
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 5.69	$ 5.9
Weighted average exercise price, Granted | $ / shares	0	1.2
Weighted average exercise price, Expired | $ / shares	7.65	3.8
Weighted average exercise price, Forfeited | $ / shares	0	1.1
Weighted average exercise price outstanding, Ending balance | $ / shares	5.32	$ 5.69	$ 5.9
Weighted average exercise price, Unvested | $ / shares	1.29
Weighted average exercise price, Exercisable | $ / shares	$ 6.98
Weighted average life remaining (years)	4 years 6 months 3 days	4 years 5 months 12 days	4 years 3 months 10 days
Weighted average life remaining (years), Unvested	9 years 10 days
Weighted average life remaining (years), Exercisable	2 years 10 months 13 days